JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 43.0%
ACHD Trust Series 2025-DS1, Class A, 5.98%, 1/9/2034 (a)	1,365,682	1,367,621
ACREC LLC (Cayman Islands) Series 2026-FL4, Class B, 5.43%, 1/18/2043 (a) (b)	3,125,000	3,120,163
American Credit Acceptance Receivables Trust
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	6,533,707	6,588,049
Series 2026-1, Class B, 4.24%, 4/12/2030 (a)	8,000,000	7,978,411
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	4,000,000	4,044,562
Series 2026-2, Class B, 4.50%, 10/8/2030 (a)	4,000,000	3,991,435
Series 2024-1, Class E, 7.98%, 11/12/2031 (a)	3,500,000	3,622,523
Series 2024-3, Class E, 7.92%, 3/12/2032 (a)	7,300,000	7,612,997
Series 2026-2, Class C, 4.85%, 5/10/2032 (a)	3,385,000	3,375,483
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	16,665,000	16,702,640
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	4,000,000	3,997,827
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 5.35%, 12/25/2032 (b)	872,853	839,873
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	1,285,000	1,209,121
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	4,550,000	4,436,319
Series 2024-SFR2, Class B, 4.15%, 11/17/2041 (a)	14,000,000	13,490,907
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,926,070
Series 2026-SFR1, Class A, 3.78%, 4/17/2043 (a)	8,170,000	7,709,595
Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (a)	7,695,000	7,164,230
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	10,388,933	10,344,899
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	4,483,648	4,502,226
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	3,384,302	3,091,037
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	18,303	18,319
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A, Class A, 4.17%, 2/20/2030 (a)	10,000,000	9,873,871
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 4.96%, 7/15/2032 (a) (b)	2,705,211	2,704,933
BDS LLC Series 2026-FL17, Class A, 5.00%, 5/19/2043 (a) (b)	6,820,000	6,821,794
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 4.94%, 1/25/2035 (b)	162,985	172,729
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 4.60%, 12/25/2033 (b)	331,156	351,835
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (c)	4,993,946	4,986,298
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	8,506,844	8,143,887
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C, 5.15%, 12/17/2029	8,000,000	8,047,095
Series 2025-3, Class C, 4.81%, 5/15/2031	5,600,000	5,609,094
Series 2025-3, Class D, 5.27%, 5/15/2031	5,000,000	5,015,523
Series 2025-4, Class C, 4.80%, 8/15/2031	6,210,000	6,205,428
Series 2026-2, Class B, 4.56%, 2/17/2032	3,805,000	3,797,858
Series 2026-2, Class C, 4.88%, 2/17/2032	4,160,000	4,152,609
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	4,088,739	4,042,362
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	2,382,933	2,409,012
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	4,557,341	4,543,086
BXG Receivables Note Trust Series 2020-A, Class B, 2.49%, 2/28/2036 (a)	2,090,330	2,049,961
Carmax Auto Owner Trust Series 2025-3, Class B, 4.68%, 3/17/2031	8,000,000	8,010,536
Carmax Select Receivables Trust Series 2025-B, Class B, 4.35%, 7/15/2030	4,000,000	3,974,407
CARS-DB4 LP
Series 2020-1A, Class A3, 3.25%, 2/15/2050 (a)	3,928,650	3,645,865
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,438,021	2,410,144
CARS-DB5 LP Series 2021-1A, Class A1, 1.44%, 8/15/2051 (a)	11,542,482	11,464,019

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	1,389,473	1,397,720
Series 2023-N1, Class D, 6.69%, 7/10/2029 (a)	10,000,000	10,139,811
Series 2024-P3, Class A3, 4.26%, 10/10/2029	3,524,435	3,525,714
Series 2023-N3, Class D, 7.01%, 12/10/2029 (a)	5,000,000	5,117,767
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,607,604	1,612,479
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,333,400
Series 2024-N2, Class D, 6.44%, 9/10/2030 (a)	1,500,000	1,532,022
Series 2025-P3, Class B, 4.48%, 10/10/2031	12,000,000	11,884,038
CCG Receivables Trust Series 2023-2, Class B, 6.21%, 4/14/2032 (a)	5,061,000	5,152,538
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 4.55%, 1/25/2032 (b)	68,034	75,590
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,251,797	1,881,171
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	776,622	778,072
Consumer Portfolio Services Auto Trust
Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	523,047	523,403
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	2,142,363	2,145,616
Series 2025-D, Class A, 4.46%, 7/16/2029 (a)	4,453,478	4,459,080
Series 2025-D, Class B, 4.48%, 4/15/2030 (a)	4,000,000	3,995,044
Series 2025-B, Class D, 5.56%, 7/15/2031 (a)	3,190,000	3,219,623
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	7,000,000	6,992,252
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 4.30%, 6/25/2033 (b)	1,358	1,357
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	7,156	7,141
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	7,000,000	7,151,635
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	8,172,000	8,153,007
Series 2024-D, Class D, 5.14%, 1/15/2031 (a)	7,800,000	7,829,675
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	13,980,000	14,002,024
Series 2026-B, Class C, 4.93%, 7/15/2032 (a)	2,685,000	2,682,539
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	229,516	229,750
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,866,419
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,768,355
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	17,110,000	17,056,189
Series 2026-1A, Class A, 4.65%, 4/15/2036 (a)	5,540,000	5,523,439
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	1,552,037	1,559,712
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	6,000,000	6,010,976
Dec 6.02%, 3/13/2030 ‡ (a)	3,000,000	3,000,000
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	1,299,446	1,302,141
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	980,706	981,004
Series 2025-2, Class B, 4.14%, 9/15/2032	17,500,000	17,420,009
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class A1R2, 4.81%, 7/17/2034 (a) (b)	15,000,000	15,013,695
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 4.75%, 4/20/2034 (a) (b)	5,000,000	5,000,215
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	2,453,813	2,477,740
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	6,000,000	5,999,458
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	10,258,974	10,167,345

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC
Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,566,120
Series 2025-3, Class A3, 4.46%, 9/20/2029 (a)	5,500,000	5,500,204
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	8,200,000	8,188,744
Series 2023-4A, Class C, 6.51%, 8/15/2028	484,413	485,549
Series 2024-2A, Class C, 5.74%, 5/15/2029	10,903,339	10,960,360
Series 2025-5A, Class B, 4.28%, 7/15/2030	6,665,000	6,650,233
Series 2024-5A, Class D, 5.06%, 2/18/2031	1,405,000	1,409,387
Series 2025-2A, Class D, 5.89%, 7/15/2031	11,500,000	11,720,789
Series 2025-3A, Class D, 5.57%, 10/15/2031	4,050,000	4,084,806
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,016,000	3,015,611
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,810,000	3,795,701
Series 2026-2A, Class C, 4.91%, 8/16/2032	5,000,000	4,984,993
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B, 4.63%, 11/17/2031	3,748,000	3,736,856
Series 2025-3, Class B, 4.42%, 3/15/2032	5,920,000	5,881,826
Series 2025-3, Class C, 5.00%, 3/15/2032	8,584,000	8,590,669
Series 2026-1, Class B, 4.99%, 10/15/2032	2,500,000	2,510,470
FIGRE Trust
Series 2025-HE3, Class A, 5.56%, 5/25/2055 (a) (b)	6,664,508	6,688,901
Series 2025-HE6, Class A, 5.04%, 9/25/2055 (a) (b)	4,375,809	4,332,743
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 4.75%, 4/25/2032 (b)	35,926	42,631
Series 2002-FF4, Class M1, 5.27%, 2/25/2033 (b)	578,174	500,918
Series 2003-FFH1, Class M2, 6.32%, 9/25/2033 (b)	231,353	209,279
Series 2004-FF8, Class M4, 5.30%, 10/25/2034 (b)	173,916	130,962
First Investors Auto Owner Trust Series 2025-1A, Class B, 4.39%, 1/15/2031 (a)	5,000,000	4,968,278
FirstKey Homes Trust
Series 2022-SFR3, Class B, 4.50%, 7/17/2038 (a)	11,988,000	11,958,670
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	5,776,116	5,737,329
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,937,623	1,912,989
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	6,000,000	5,966,115
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	3,455,000	3,455,039
Foundation Finance Trust
Series 2021-2A, Class B, 2.79%, 1/15/2042 (a)	1,675,758	1,602,638
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,361,008	1,376,040
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	2,905,288	2,880,771
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	7,609,314	7,603,206
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	6,571,688	6,539,930
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 4.99%, 11/16/2036 (a) (b)	1,899,341	1,899,745
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	4,451,844	4,512,211
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	7,000,000	7,032,292
Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,369,786
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,516,045
Series 2025-3A, Class B, 4.57%, 1/15/2030 (a)	8,260,000	8,273,217
Series 2026-1A, Class B, 4.22%, 8/17/2030 (a)	4,000,000	3,972,276
Series 2026-2A, Class B, 4.63%, 9/16/2030 (a)	3,125,000	3,122,514

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 4.69%, 5/15/2031 (a)	4,500,000	4,484,146
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	4,390,000	4,377,555
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	7,220,000	7,176,488
Series 2026-1A, Class C, 4.56%, 11/17/2031 (a)	10,056,000	9,941,199
GLS Auto Select Receivables Trust
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	605,358	606,391
Series 2024-4A, Class C, 4.75%, 11/15/2030 (a)	2,734,000	2,728,787
Series 2025-3A, Class B, 4.81%, 9/15/2031 (a)	1,609,000	1,610,909
GM Financial Consumer Automobile Receivables Trust Series 2025-3, Class B, 4.53%, 9/16/2031	1,740,000	1,737,325
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	1,470,541	1,364,317
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,061,192	975,441
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	903,673	812,636
GoodLeap Home Improvement Solutions Trust Series 2026-1A, Class A, 5.31%, 12/20/2049 (a)	6,495,552	6,469,795
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	2,500,000	2,525,118
Series 2024-2, Class B, 5.26%, 10/27/2059 (a)	871,456	871,665
GS Mortgage-Backed Securities Trust
Series 2025-CES1, Class A1A, 5.57%, 5/25/2055 (a) (c)	9,110,564	9,147,868
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (c)	1,254,893	1,244,246
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (c)	3,495,466	3,480,903
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,847,785
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	563,806	526,400
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	14,285,000	14,366,370
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,053,900
Hertz Vehicle Financing LP Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	13,700,000	13,569,435
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	711,022	704,400
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	316,490	312,667
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	1,279,183	1,280,595
Series 2026-1A, Class A, 4.67%, 2/25/2043 (a)	2,756,589	2,746,986
Series 2026-1A, Class B, 5.01%, 2/25/2043 (a)	6,422,761	6,406,464
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	4,574,551	4,562,346
Series 2025-3EXT, Class A, 4.56%, 10/25/2044 (a)	12,991,222	12,871,579
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (a)	2,091,351	2,075,638
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	3,947,705	3,892,051
Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	9,295,174	9,226,855
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	524,343	519,365
Series 2019-1, Class D, 3.41%, 9/17/2039 (a)	812,485	793,164
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	1,610,853	1,506,515
Series 2021-1, Class B, 1.98%, 9/17/2041 (a)	4,853,657	4,422,452
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	2,204,935	2,210,301
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	3,645,899	3,643,901
Jonah Energy ABS LLC Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (a)	1,445,859	1,443,979
LAD Auto Receivables Trust Series 2025-2A, Class B, 4.53%, 5/17/2032 (a)	4,000,000	3,986,079

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.00%, 4/15/2031 (a) (b)	293,567	293,500
Series 34A, Class A1R, 4.86%, 10/20/2034 (a) (b)	15,000,000	15,003,840
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	980,000	966,979
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	5,570,202	5,469,290
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,000,000	954,555
Series 2021-1A, Class C, 3.41%, 11/20/2031 (a)	1,500,000	1,437,606
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	13,165,000	12,800,697
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	3,500,000	3,311,786
Series 2025-1A, Class B, 5.33%, 9/20/2034 (a)	2,998,000	3,011,651
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	6,000,000	5,984,837
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	11,025,000	10,990,176
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	3,000,000	2,990,144
Series 2025-3A, Class C, 5.04%, 5/21/2035 (a)	4,000,000	3,909,412
Series 2026-1A, Class A, 4.80%, 11/20/2035 (a)	5,835,000	5,804,285
Series 2026-1A, Class B, 5.09%, 11/20/2035 (a)	2,750,000	2,735,158
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	845,118	846,317
Madison Park Funding Ltd. (Cayman Islands)
Series 13A, Class AR2, 4.59%, 11/21/2030 (a) (b)	5,989,900	5,989,139
Series 2021-52A, Class AR, 4.76%, 1/22/2035 (a) (b)	8,000,000	8,006,248
Magnetite Ltd. (Cayman Islands)
Series 2021-31A, Class A1R, 4.67%, 7/15/2034 (a) (b)	10,000,000	9,997,150
Series 2022-32A, Class AR, 4.82%, 10/15/2037 (a) (b)	8,000,000	8,006,256
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	2,187,073	2,160,369
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	10,700,000	10,762,323
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	5,745,000	5,629,512
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,500,000	3,475,316
Series 2026-AA, Class B, 5.30%, 5/20/2039 (a)	4,405,000	4,433,184
Series 2026-AA, Class C, 5.66%, 5/20/2039 (a)	3,250,000	3,265,932
Marlette Funding Trust Series 2025-1A, Class B, 4.95%, 7/16/2035 (a)	10,000,000	10,011,847
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 4.82%, 10/16/2036 (a) (b)	598,060	598,010
Series 2022-FL8, Class A, 4.96%, 2/19/2037 (a) (b)	1,657,607	1,657,599
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,700,000	5,698,238
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,198,319	1,203,018
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	1,597,909	1,591,417
Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	2,566,801	2,575,047
Series 2025-1A, Class B, 5.21%, 9/22/2042 (a)	2,566,801	2,574,656
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,046,095	1,061,214
Series 2026-1A, Class B, 4.97%, 3/20/2043 (a)	2,315,719	2,305,523
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	5,310,216	5,267,496
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 4.63%, 7/16/2036 (a) (b)	5,000,000	4,993,125
New Century Home Equity Loan Trust Series 2003-5, Class AII, 4.50%, 11/25/2033 (b)	94,477	62,136
Nexus Nova 6.50%, 11/8/2028 ‡	3,000,000	3,000,090
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (a)	8,769,025	8,529,992
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 1/18/2033 (a)	3,385,675	3,393,706

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.77%, 1/15/2037 (a) (b)	5,000,000	4,998,570
Series 2023-26A, Class AR, 4.76%, 4/17/2037 (a) (b)	5,000,000	5,001,635
Octane Receivables Trust
Series 2024-2A, Class D, 6.19%, 7/20/2032 (a)	3,801,000	3,892,910
Series 2024-3A, Class E, 7.66%, 11/22/2032 (a)	1,559,000	1,619,761
OneMain Direct Auto Receivables Trust Series 2026-1A, Class B, 4.70%, 1/17/2034 (a)	6,000,000	5,932,005
Onemain Financial Issuance Trust Series 2025-1A, Class C, 5.20%, 7/14/2038 (a)	6,625,000	6,615,243
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	1,132,000	1,100,876
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,906,634
Series 2021-1A, Class B, 1.95%, 6/16/2036 (a)	3,940,000	3,752,244
Series 2019-2A, Class A, 3.14%, 10/14/2036 (a)	600,000	592,455
Series 2019-2A, Class B, 3.41%, 10/14/2036 (a)	5,000,000	4,855,367
Series 2019-2A, Class C, 3.66%, 10/14/2036 (a)	8,000,000	7,745,166
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	51,547	51,557
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (a)	6,300,000	6,290,365
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	7,250,000	7,256,612
Series 2025-B, Class B, 5.28%, 5/9/2033 (a)	5,000,000	5,004,470
Series 2025-C, Class A, 4.49%, 7/8/2033 (a)	10,140,000	10,104,918
Series 2026-A, Class A, 4.32%, 1/9/2034 (a)	12,000,000	11,910,026
Series 2026-A, Class B, 5.06%, 1/9/2034 (a)	4,220,000	4,205,169
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,376,907
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2025-1A, Class A2, 4.85%, 2/15/2033 (a) (b)	4,800,000	4,797,480
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	363,293	363,751
PFP Ltd. (Cayman Islands) Series 2026-14, Class A, 4.97%, 12/18/2043 (a) (b) (d)	3,600,000	3,600,000
Post Road Equipment Finance LLC Series 2026-1A, Class B, 4.91%, 2/15/2033 (a)	1,690,000	1,686,413
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	4,351,493	4,334,435
Progress Residential Trust
Series 2022-SFR2, Class C, 3.75%, 4/17/2027 (a)	1,900,000	1,875,201
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,376,411	4,329,139
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	4,916,000	4,618,364
Series 2021-SFR9, Class D, 2.71%, 11/17/2040 (a)	2,000,000	1,886,342
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,067,798	3,834,748
Series 2022-SFR1, Class B, 3.11%, 2/17/2041 (a)	4,000,000	3,785,046
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,403,631	5,191,773
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,832,405	7,496,425
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (a)	24,275,736	22,972,304
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,878,603	6,519,083
Series 2024-SFR4, Class B, 3.33%, 7/17/2041 (a)	4,000,000	3,778,026
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	11,913,781	11,230,558
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	10,000,000	9,421,358
Series 2025-SFR4, Class A, 4.30%, 8/17/2042 (a)	8,000,000	7,824,961
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	31,770,484	30,390,187
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	6,000,000	5,660,384
Series 2026-SFR2, Class A, 4.24%, 5/17/2043 (a)	5,515,000	5,324,080
Series 2026-SFR2, Class B, 4.32%, 5/17/2043 (a)	3,290,000	3,151,863
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (a)	4,930,000	4,891,319

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	433,322
RCKT Mortgage Trust
Series 2025-CES8, Class A1A, 5.15%, 8/25/2055 (a) (b)	7,290,331	7,278,753
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (a) (c)	4,355,031	4,325,404
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (a) (c)	5,812,665	5,785,320
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (c)	7,237,932	7,161,677
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (c)	3,997,859	3,986,189
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	3,400,000	3,391,370
Reach ABS Trust
Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	258,646	259,031
Series 2026-1A, Class B, 4.37%, 2/15/2033 (a)	2,000,000	1,990,490
Series 2026-1A, Class C, 4.80%, 2/15/2033 (a)	6,225,000	6,157,459
Series 2026-2A, Class B, 4.81%, 2/15/2035 (a)	6,680,000	6,681,785
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (a)	1,334,000	1,328,250
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	6,000,000	5,856,248
Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,065,076
Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	5,899,000	5,965,954
Republic Finance Issuance Trust
Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	10,000,000	9,934,279
Series 2026-A, Class B, 5.15%, 6/20/2039 (a)	4,500,000	4,478,363
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%, 1/25/2035 (a)	10,000,000	9,937,148
Series 2026-2A, Class A2, 4.84%, 2/26/2035 (a)	10,000,000	10,007,014
Series 2026-2A, Class A3, 5.38%, 2/26/2035 (a)	3,156,000	3,160,879
Series 2026-3A, Class A2, 4.85%, 3/26/2035 (a)	6,755,000	6,754,241
Series 2026-3A, Class A3, 5.38%, 3/26/2035 (a)	3,705,000	3,706,484
Research-Driven Pagaya Motor Trust
Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	7,147,000	7,123,919
Series 2025-6A, Class A3, 5.01%, 8/25/2034 (a)	4,000,000	3,990,239
RKTL Series 2026-1A, Class B, 4.33%, 2/26/2035 (a)	2,630,000	2,608,904
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	3,673,937	3,707,870
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/2031	10,406,000	10,474,273
Series 2025-4, Class C, 4.52%, 1/15/2032	1,140,000	1,135,575
SCF Equipment Leasing LLC Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	5,500,000	5,411,548
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	1,637,487	1,634,592
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	1,720,669	1,714,760
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	2,380,708	2,379,892
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	953,197	955,798
SoFi Professional Loan Program Trust Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	1,829,752	1,611,569
STAR Trust
Series 2025-SFR5, Class A, 5.08%, 2/17/2042 (a) (b)	998,682	996,816
Series 2025-SFR6, Class A, 5.03%, 8/17/2042 (a) (b)	5,000,000	4,996,881
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B, 4.74%, 4/20/2029 (a)	12,358,000	12,392,626
Stream Innovations Issuer Trust Series 2026-1A, Class A, 4.78%, 8/15/2046 (a)	13,692,063	13,513,371
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.62%, 7/29/2035 (a) (b)	3,224,275	3,225,281

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,010,725
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,519,104
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	6,000,000	5,993,492
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (c)	4,624,266	4,589,960
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (c)	5,427,019	5,356,369
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (c)	3,742,484	3,731,972
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,914,950	5,889,436
Tricon American Homes Trust Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (a)	4,000,000	3,835,290
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,644,792	1,636,344
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,388,037	1,376,984
Series 2025-SFR1, Class A, 4.73%, 3/17/2042 (a) (b)	2,684,942	2,685,358
Tricon Trust Series 2026-SFR2, Class A, 4.85%, 6/17/2043 (a) (b) (d)	5,782,000	5,782,000
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	11,869,401	11,853,425
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	4,468,336	4,457,487
Series 2026-1, Class A, 5.03%, 2/25/2048 (a)	4,500,000	4,489,493
Upstart Securitization Trust
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	7,668,450	7,668,646
Series 2026-2, Class B, 5.08%, 5/20/2036 (a)	4,415,000	4,404,383
UPSTART Securitization Trust Series 2026-1, Class A2, 4.30%, 3/20/2036 (a)	4,750,000	4,738,250
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	5,773,318	5,742,662
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	940,201	951,637
Veros Auto Receivables Trust
Series 2026-1, Class B, 4.84%, 5/15/2029 (a)	1,410,000	1,408,826
Series 2025-1, Class C, 6.17%, 12/17/2029 (a)	5,000,000	5,065,137
Vista Point Securitization Trust Series 2024-CES1, Class A1, 6.68%, 5/25/2054 (a) (c)	1,783,440	1,797,889
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	400,768	400,829
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	50,736	50,751
Volvo Financial Equipment LLC
Series 2025-2A, Class A3, 3.99%, 12/17/2029 (a)	3,500,000	3,477,269
Series 2025-2A, Class A4, 4.06%, 6/15/2033 (a)	2,250,000	2,223,392
Voya CLO Ltd. (Cayman Islands) Series 2020-1A, Class ARR, 4.76%, 7/16/2034 (a) (b)	8,000,000	7,999,048
Western Funding Auto Loan Trust Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	8,600,000	8,624,913
Westgate Resorts LLC Series 2026-1A, Class A, 5.19%, 10/20/2039 (a)	6,656,888	6,656,807
Westlake Automobile Receivables Trust
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	14,062,275	14,222,850
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,350,000	3,399,134
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,502,569
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	7,932,000	8,017,067
Series 2025-2A, Class C, 4.85%, 1/15/2031 (a)	15,000,000	15,050,472
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,200,000	5,192,192
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 4.90%, 1/20/2035 (a) (b)	15,000,000	14,998,920
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	1,894,205	1,901,133
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,545,000	2,544,330

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,913,924
Total Asset-Backed Securities (Cost $1,648,615,524)		1,645,360,702
Collateralized Mortgage Obligations — 16.5%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.37%, 6/25/2034 (c)	100	99
Series 2004-33, Class 3A3, 4.56%, 12/25/2034 (b)	73,871	70,985
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (c)	1,695,000	1,694,192
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	72,146	63,773
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 5.77%, 5/25/2034 (b)	48,008	46,278
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 4.70%, 11/25/2034 (b)	47,283	33,380
BRAVO Residential Funding Trust Series 2025-NQM6, Class A1, 5.33%, 6/25/2065 (a) (c)	4,676,904	4,680,743
Brean Asset-Backed Securities Trust Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	2,127,489	2,050,318
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (a) (c)	4,865,000	4,830,871
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	956,162	953,048
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 4.56%, 1/25/2045 (a) (b)	2,579,555	2,582,131
Series 2025-R01, Class 1M1, 4.71%, 1/25/2045 (a) (b)	972,108	972,106
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, 4.61%, 12/25/2041 (a) (b)	135,164	135,122
Series 2022-R01, Class 1M2, 5.51%, 12/25/2041 (a) (b)	4,892,532	4,904,763
Series 2022-R03, Class 1M2, 7.11%, 3/25/2042 (a) (b)	16,858,571	17,194,647
Series 2024-R01, Class 1M1, 4.66%, 1/25/2044 (a) (b)	679,691	679,484
Series 2024-R02, Class 1M1, 4.71%, 2/25/2044 (a) (b)	520,992	520,993
Series 2024-R05, Class 2A1, 4.61%, 7/25/2044 (a) (b)	39,130,201	39,184,447
Series 2024-R06, Class 1A1, 4.76%, 9/25/2044 (a) (b)	3,592,075	3,601,030
Series 2025-R02, Class 1A1, 4.61%, 2/25/2045 (a) (b)	13,944,349	13,958,118
Series 2025-R02, Class 1M1, 4.76%, 2/25/2045 (a) (b)	995,433	995,432
Series 2025-R03, Class 2A1, 5.06%, 3/25/2045 (a) (b)	1,647,278	1,655,987
Series 2025-R03, Class 2M1, 5.21%, 3/25/2045 (a) (b)	823,728	824,664
Series 2025-R04, Class 1M1, 4.81%, 5/25/2045 (a) (b)	1,297,632	1,298,450
Series 2025-R05, Class 2M1, 4.81%, 7/25/2045 (a) (b)	5,798,060	5,805,369
Series 2025-R06, Class 1M1, 4.56%, 9/25/2045 (a) (b)	2,677,508	2,675,163
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	170,992	173,259
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 6.61%, 10/25/2033 (b)	75,000	74,336
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (b)	12,565	12,235
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,585,426	5,012,338
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 4.86%, 8/25/2044 (a) (b)	7,500,000	7,531,650
Series 2025-HQA1, Class A1, 4.56%, 2/25/2045 (a) (b)	4,675,000	4,679,438
Series 2025-HQA1, Class M1, 4.76%, 2/25/2045 (a) (b)	1,937,315	1,936,716
Series 2025-DNA2, Class M1, 4.81%, 5/25/2045 (a) (b)	583,197	583,295
Series 2025-DNA3, Class M1, 4.71%, 9/25/2045 (a) (b)	6,805,974	6,804,070
Series 2025-DNA4, Class M1, 4.71%, 10/25/2045 (a) (b)	9,504,832	9,498,939
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	107	108
Series 4120, Class KI, IO, 3.00%, 10/15/2032	320,322	14,900
Series 4187, Class CA, 2.00%, 4/15/2033	6,703,707	6,270,475
Series 5000, Class CB, 1.25%, 1/25/2035	2,567,314	2,342,965

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3300, Class FA, 4.06%, 8/15/2035 (b)	68,455	67,795
Series 3085, Class VS, IF, 13.69%, 12/15/2035 (b)	66,600	77,804
Series 5528, Class BV, 5.00%, 3/25/2036	7,173,648	7,159,445
Series 5547, Class HV, 5.00%, 5/25/2036	10,675,341	10,680,557
Series 5580, Class DV, 5.00%, 8/25/2036	5,501,856	5,504,036
Series 4867, Class WF, 4.17%, 4/15/2037 (b)	4,431,380	4,382,922
Series 4350, Class AF, 4.12%, 12/15/2037 (b)	1,165,512	1,134,980
Series 4350, Class FK, 4.12%, 6/15/2038 (b)	1,498,782	1,472,126
Series 4515, Class FA, 4.14%, 8/15/2038 (b)	668,150	659,615
Series 4350, Class KF, 4.12%, 1/15/2039 (b)	181,492	176,717
Series 4448, Class TF, 4.09%, 5/15/2040 (b)	1,170,900	1,155,348
Series 4480, Class FM, 4.12%, 6/15/2040 (b)	2,039,323	1,985,015
Series 4457, Class KF, 4.12%, 10/15/2040 (b)	2,041,911	2,012,712
Series 4611, Class BF, 4.16%, 6/15/2041 (b)	6,733,243	6,659,335
Series 4363, Class FA, 4.14%, 9/15/2041 (b)	1,113,811	1,096,521
Series 4413, Class WF, 4.12%, 10/15/2041 (b)	801,277	780,782
Series 4559, Class AF, 4.27%, 3/15/2042 (b)	656,043	645,554
Series 4074, Class FE, 4.16%, 7/15/2042 (b)	904,657	893,088
Series 4150, Class F, 4.13%, 1/15/2043 (b)	2,658,892	2,610,178
Series 4161, Class YF, 4.13%, 2/15/2043 (b)	1,968,816	1,933,409
Series 4281, Class FB, 4.31%, 12/15/2043 (b)	1,316,015	1,302,638
Series 4606, Class FL, 4.26%, 12/15/2044 (b)	2,706,069	2,669,723
Series 4594, Class GN, 2.50%, 2/15/2045	1,180,520	1,101,731
Series 5334, Class GA, 6.00%, 7/25/2045	4,262,561	4,309,682
Series 5283, Class EA, 5.50%, 11/25/2048	5,748,569	5,789,247
Series 4935, Class KP, 2.50%, 12/25/2049	2,790,796	2,450,794
Series 5564, Class DA, 5.00%, 8/25/2050	17,411,519	17,349,614
Series 5072, Class QC, 1.00%, 10/25/2050	4,410,738	3,542,128
Series 5551, Class BA, 5.00%, 10/25/2051	12,799,378	12,668,834
Series 5270, Class FH, 4.56%, 6/25/2052 (b)	2,905,363	2,915,718
Series 5535, Class B, 5.00%, 12/25/2052	7,592,282	7,573,874
Series 5381, Class FC, 4.61%, 2/25/2054 (b)	6,499,574	6,550,482
Series 5500, Class KF, 4.51%, 10/25/2054 (b)	9,401,995	9,453,242
Series 5460, Class AF, 4.66%, 10/25/2054 (b)	8,076,882	8,138,893
FHLMC, STRIPS
Series 343, Class F4, 4.12%, 10/15/2037 (b)	1,113,561	1,090,845
Series 328, Class S4, IF, IO, 2.32%, 2/15/2038 (b)	1,920,862	97,189
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	36,112	28,100
Series T-54, Class 4A, 4.23%, 2/25/2043 (b)	472,558	456,700
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.33%, 12/25/2034 (b)	58,813	57,802
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,115,048	1,005,913
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.98%, 2/25/2044 (b)	58,152	57,377
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.39%, 3/25/2041 (b)	278,504	272,088
Series 2001-T8, Class A1, 7.50%, 7/25/2041	83,842	85,795
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	348,578	332,125
Series 2025-7, Class EV, 5.50%, 1/25/2036	10,959,500	11,195,154

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-16, Class HZ, 5.50%, 3/25/2036	81,894	83,671
Series 2025-24, Class PV, 5.00%, 4/25/2036	7,595,382	7,525,037
Series 2025-69, Class DV, 5.00%, 8/25/2036	9,003,683	9,006,370
Series 2025-44, Class BV, 5.00%, 12/25/2036	9,429,912	9,432,770
Series 2006-124, Class FC, 4.08%, 1/25/2037 (b)	374,362	369,895
Series 2007-76, Class ZG, 6.00%, 8/25/2037	84,629	85,827
Series 2014-23, Class FA, 4.07%, 10/25/2039 (b)	5,170,040	5,102,427
Series 2010-64, Class FC, 4.23%, 6/25/2040 (b)	4,523,579	4,495,637
Series 2012-38, Class PA, 2.00%, 9/25/2041	476,142	453,463
Series 2012-93, Class ME, 2.50%, 1/25/2042	625,993	598,006
Series 2012-13, Class FA, 4.31%, 2/25/2042 (b)	3,399,504	3,372,580
Series 2012-31, Class FB, 4.28%, 4/25/2042 (b)	2,890,282	2,864,330
Series 2013-23, Class KJ, 2.25%, 5/25/2042	991,356	929,338
Series 2012-119, Class FB, 4.08%, 11/25/2042 (b)	2,015,324	1,975,609
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,439,743	1,360,183
Series 2013-6, Class FL, 4.13%, 2/25/2043 (b)	449,799	442,585
Series 2014-49, Class AF, 4.09%, 8/25/2044 (b)	66,859	65,305
Series 2014-58, Class FG, 4.08%, 9/25/2044 (b)	3,274,641	3,228,041
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	6,944,928	1,251,861
Series 2015-42, Class BF, 4.08%, 6/25/2045 (b)	1,396,265	1,381,586
Series 2016-25, Class LA, 3.00%, 7/25/2045	4,710,172	4,431,345
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,568,401	1,480,508
Series 2015-91, Class AF, 4.14%, 12/25/2045 (b)	1,488,381	1,465,802
Series 2016-19, Class OP, PO, 4/25/2046	812,780	638,243
Series 2016-58, Class SA, IO, 2.07%, 8/25/2046 (b)	4,049,649	217,607
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,124,990	1,047,685
Series 2017-104, Class LA, 3.00%, 11/25/2047	781,032	718,743
Series 2019-1, Class LE, 3.00%, 2/25/2048	365,846	344,413
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,695,397	1,592,625
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	8,081,371	1,546,501
Series 2025-70, Class FD, 4.01%, 1/25/2050 (b)	13,147,134	12,932,774
Series 2019-77, Class FP, 4.28%, 1/25/2050 (b)	7,761,158	7,629,584
Series 2024-90, Class G, 5.00%, 4/25/2051	3,660,774	3,671,384
Series 2024-101, Class DA, 5.50%, 5/25/2051	4,354,904	4,366,073
Series 2024-92, Class HB, 5.00%, 12/25/2051	5,773,126	5,761,358
Series 2022-12, Class GE, 2.50%, 3/25/2052	6,053,510	5,590,683
Series 2025-29, Class KJ, 5.25%, 5/25/2052	7,596,902	7,615,452
Series 2019-41, Class GF, 4.23%, 3/25/2053 (b)	8,275,845	8,230,273
Series 2024-10, Class FA, 4.71%, 3/25/2054 (b)	29,460,746	29,724,511
Series 2014-66, Class WF, 4.12%, 10/25/2054 (b)	614,710	600,149
Series 2024-104, Class CF, 4.46%, 1/25/2055 (b)	5,117,139	5,136,245
Series 2019-74, Class BF, 4.28%, 12/25/2059 (b)	3,501,066	3,431,720
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.26%, 10/25/2042 (b)	237,090	236,698
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (b)	81,539	81,113
Series 2003-W15, Class 3A, 5.12%, 12/25/2042 (b)	262,823	257,780
Series 2009-W1, Class A, 6.00%, 12/25/2049	57,965	59,493
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	734,647	586,000

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	6,884	6,870
Series 2012-61, Class FM, 4.14%, 5/16/2042 (b)	2,666,162	2,645,287
Series 2016-12, Class PA, 2.50%, 6/20/2045	3,374,112	3,170,352
Series 2024-28, Class BA, 5.00%, 2/20/2048	1,190,576	1,193,465
Series 2025-41, Class HA, 5.00%, 2/20/2050	6,636,840	6,634,125
Series 2025-4, Class DC, 5.00%, 3/20/2052	5,539,115	5,563,668
Series 2024-44, Class HM, 4.00%, 4/20/2052	3,134,159	2,931,339
Series 2023-24, Class FD, 4.33%, 2/20/2053 (b)	8,076,740	8,051,319
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,574,081	4,442,655
Series 2025-41, Class KF, 4.53%, 3/20/2055 (b)	14,523,237	14,593,547
Series 2025-65, Class FP, 4.63%, 4/20/2055 (b)	22,796,318	23,038,091
Series 2012-H21, Class FA, 4.28%, 7/20/2062 (b)	338,888	339,269
Series 2012-H29, Class FA, 4.29%, 10/20/2062 (b)	128,232	128,134
Series 2013-H16, Class FA, 4.32%, 7/20/2063 (b)	552,103	551,913
Series 2014-H07, Class FC, 4.38%, 5/20/2064 (b)	2,372,436	2,373,520
Series 2014-H11, Class JA, 4.28%, 6/20/2064 (b)	607,836	602,689
Series 2014-H17, Class FM, 4.26%, 8/20/2064 (b)	1,585,129	1,583,046
Series 2015-H03, Class FD, 4.42%, 1/20/2065 (b)	780,674	782,274
Series 2015-H04, Class FL, 4.25%, 2/20/2065 (b)	1,070,313	1,068,940
Series 2015-H12, Class FJ, 4.21%, 5/20/2065 (b)	731,293	730,055
Series 2015-H14, Class FB, 4.21%, 5/20/2065 (b)	770,688	769,427
Series 2015-H12, Class FA, 4.26%, 5/20/2065 (b)	606,820	606,092
Series 2015-H15, Class FB, 4.38%, 6/20/2065 (b)	1,365,627	1,367,666
Series 2015-H19, Class FN, 4.22%, 7/20/2065 (b)	1,289,591	1,287,199
Series 2015-H23, Class TA, 4.25%, 9/20/2065 (b)	1,893,226	1,890,580
Series 2021-H07, Class FA, 4.64%, 5/20/2071 (b)	6,011,278	6,100,958
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	277,876	266,328
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	36,051	36,144
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (c)	2,500,000	2,500,629
Impac CMB Trust
Series 2004-6, Class 1A2, 4.48%, 10/25/2034 (b)	5,333	5,338
Series 2005-5, Class A1, 4.34%, 8/25/2035 (b)	200,734	192,797
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.88%, 3/25/2037 (b)	182,658	132,968
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 4.58%, 10/25/2033 (b)	9,481	9,132
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,007,479
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	3,740,000	3,756,327
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	1,695,000	1,703,543
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	7,250,000	7,253,823
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (c)	4,640,000	4,608,583
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (b)	32,167	31,827
Series 2004-13, Class 3A7B, 5.75%, 11/21/2034 (b)	110,624	110,041
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.10%, 2/25/2033 (b)	24,185	23,859
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 4.62%, 11/15/2031 (b)	28,037	26,886
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 4.36%, 9/25/2029 (b)	7,813	7,931

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-1, Class 2A3, 4.92%, 12/25/2034 (b)	38,002	33,703
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	316,602	302,495
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,265,543	1,223,875
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A4, 4.75%, 3/25/2033 (b)	27,812	24,905
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	364,310	359,195
Series 2004-5AR, Class 3A3, 4.87%, 7/25/2034 (b)	47,239	46,632
Series 2004-5AR, Class 3A5, 4.87%, 7/25/2034 (b)	266,209	265,216
Series 2004-11AR, Class 1A2A, 4.01%, 1/25/2035 (b)	99,185	95,170
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 4.59%, 8/15/2032 (b)	21,278	22,320
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.15%, 2/25/2035 (a) (b)	376,489	310,623
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	6,546,500	6,575,781
Series 2018-4A, Class A1S, 4.45%, 1/25/2048 (a) (b)	629,340	621,991
Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (a) (b)	2,353,109	2,331,266
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	95,456	96,841
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	586,889	586,855
OBX Trust
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	1,749,496	1,753,482
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (c)	4,421,003	4,436,916
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (b)	1,236,916	1,214,089
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,655,742	1,571,707
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.34%, 10/25/2032 (b)	121,313	120,269
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (c)	4,285,389	4,174,427
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.49%, 6/25/2035 (b)	157,851	149,095
Series 2006-SA4, Class 2A1, 5.41%, 11/25/2036 (b)	102,797	87,506
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	1,002,006
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,164,820	2,880,578
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.86%, 10/25/2034 (a) (b)	7,894,601	8,035,588
Sequoia Mortgage Trust
Series 11, Class A, 4.62%, 12/20/2032 (b)	4,372	3,807
Series 2003-3, Class A2, 4.75%, 7/20/2033 (b)	24,702	22,789
Series 2004-11, Class A2, 4.76%, 12/20/2034 (b)	133,116	127,559
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 4.43%, 3/19/2034 (b)	15,854	15,085
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 4.48%, 7/19/2032 (b)	74,177	40,518
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.64%, 7/25/2033 (b)	201,888	199,847
Series 2003-40A, Class 4A, 6.26%, 1/25/2034 (b)	46,062	45,241
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.50%, 12/25/2044 (b)	986,945	878,893
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,052,354
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,095,904	1,983,275
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.90%, 6/25/2034 (b)	172,183	165,092
Series 2004-AR11, Class A, 5.89%, 10/25/2034 (b)	70,228	65,946
Total Collateralized Mortgage Obligations (Cost $634,322,705)		630,398,279

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 13.6%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	245,885	242,599
FHLMC UMBS, 15 Year
Pool # SB8257, 5.50%, 9/1/2038	9,311,972	9,485,972
Pool # SB8303, 5.00%, 5/1/2039	5,854,218	5,892,334
Pool # SB8330, 4.50%, 8/1/2039	7,686,512	7,626,791
Pool # SB8363, 5.00%, 2/1/2040	9,698,287	9,754,140
Pool # RR0001, 4.50%, 6/1/2040	13,574,450	13,468,919
Pool # RR0002, 5.00%, 6/1/2040	25,918,656	26,067,923
Pool # RR0017, 5.00%, 8/1/2040	17,062,272	17,160,535
Pool # RR0031, 4.50%, 10/1/2040	5,857,777	5,797,838
FHLMC UMBS, 30 Year
Pool # SD8277, 5.50%, 12/1/2052	3,534,596	3,569,283
Pool # SD8290, 6.00%, 1/1/2053	15,619,513	16,049,348
Pool # SD8325, 6.00%, 5/1/2053	4,802,332	4,921,384
Pool # RA9453, 6.00%, 7/1/2053	19,925,648	20,499,230
Pool # QH2154, 5.50%, 9/1/2053	16,273,062	16,482,930
Pool # SL0596, 6.00%, 9/1/2053	12,036,393	12,485,639
Pool # SD8366, 5.00%, 10/1/2053	12,253,073	12,111,399
Pool # QI4073, 5.50%, 4/1/2054	2,523,851	2,542,281
Pool # SD6317, 5.50%, 5/1/2054	8,886,976	9,005,942
Pool # SD5658, 5.50%, 6/1/2054	4,664,489	4,726,933
Pool # RJ1658, 6.00%, 6/1/2054	3,957,220	4,068,637
Pool # SD6799, 6.00%, 10/1/2054	11,235,763	11,610,546
Pool # QX8822, 6.00%, 3/1/2055	8,184,283	8,405,415
FNMA UMBS, 15 Year
Pool # FS8060, 6.00%, 5/1/2039	7,732,534	7,970,754
Pool # FA1175, 6.00%, 10/1/2039	12,485,886	12,881,304
Pool # MA5558, 5.00%, 12/1/2039	16,895,752	16,993,056
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	502,584	482,529
Pool # MA1401, 3.00%, 4/1/2033	197,794	189,466
Pool # MA1490, 3.00%, 7/1/2033	665,500	639,481
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	103,677	108,627
Pool # AD9721, 5.50%, 8/1/2040	150,687	152,016
Pool # CB4630, 5.50%, 9/1/2052	5,630,989	5,731,461
Pool # CB4839, 5.50%, 10/1/2052	2,591,955	2,635,767
Pool # CB5027, 5.50%, 11/1/2052	5,413,961	5,486,468
Pool # MA4842, 5.50%, 12/1/2052	3,533,633	3,574,194
Pool # MA4894, 6.00%, 1/1/2053	17,315,568	17,750,062
Pool # CB5903, 5.50%, 3/1/2053	14,262,692	14,441,031
Pool # FA0711, 5.50%, 6/1/2053	9,518,270	9,646,266
Pool # MA5106, 5.00%, 8/1/2053	11,893,168	11,758,378
Pool # MA5190, 5.50%, 11/1/2053	8,063,460	8,123,801
Pool # MA5191, 6.00%, 11/1/2053	12,969,797	13,265,101
Pool # MA5216, 6.00%, 12/1/2053	16,002,972	16,351,879
Pool # CB8709, 6.00%, 6/1/2054	3,713,012	3,807,588
Pool # BU5096, 6.00%, 9/1/2054	4,336,606	4,482,106
Pool # CB9991, 6.00%, 2/1/2055	12,538,397	13,005,265

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FA1254, 5.50%, 3/1/2055	26,797,407	27,223,605
Pool # FA1866, 5.50%, 6/1/2055	17,281,214	17,367,615
Pool # FA3887, 5.50%, 12/1/2055	19,811,389	20,034,045
FNMA, Other
Pool # BZ3803, 4.46%, 5/1/2030	27,012,364	27,126,737
Pool # BL7458, 1.25%, 7/1/2030	10,000,000	8,801,005
Pool # BF0769, 4.50%, 9/1/2063	4,504,335	4,336,006
GNMA II, 30 Year
Pool # CG5224, 3.50%, 8/20/2051	7,523,945	6,692,809
Pool # MB0203, 4.50%, 2/20/2055	18,421,918	17,737,769
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	2,000,212	2,045,428
Total Mortgage-Backed Securities (Cost $525,164,730)		522,817,637
U.S. Treasury Obligations — 9.9%
U.S. Treasury Notes
3.75%, 6/30/2027	61,370,000	61,264,520
3.63%, 8/31/2027	79,631,000	79,319,941
3.38%, 11/30/2027	45,000,000	44,611,524
3.50%, 1/31/2028	77,815,000	77,194,912
3.38%, 2/29/2028	54,965,000	54,398,173
3.50%, 1/15/2029	54,947,000	54,206,504
3.50%, 2/15/2029	8,240,000	8,124,769
Total U.S. Treasury Obligations (Cost $381,402,936)		379,120,343
Corporate Bonds — 9.6%
Banks — 5.2%
Banco Santander SA (Spain) 4.60%, 4/15/2029	13,200,000	13,154,646
Bank of America Corp. (SOFR + 1.11%), 4.62%, 5/9/2029 (e)	13,285,000	13,316,488
Bank of Montreal (Canada) Series J, (SOFR + 0.89%), 4.34%, 3/19/2030 (e)	7,870,000	7,823,129
Bank of Nova Scotia (The) (Canada) (SOFR + 0.76%), 4.04%, 9/15/2028 (e)	11,065,000	11,012,251
Barclays plc (United Kingdom) (SOFR + 0.93%), 4.22%, 5/24/2030 (e)	4,160,000	4,094,826
BNP Paribas SA (France) (SOFR + 1.52%), 5.18%, 1/9/2030 (a) (e)	10,000,000	10,131,208
BPCE SA (France) (SOFR + 1.58%), 5.39%, 5/28/2031 (a) (e)	6,050,000	6,130,174
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (e)	7,195,000	7,197,667
Canadian Imperial Bank of Commerce (Canada) (SOFRINDX + 0.60%), 4.24%, 9/8/2028 (e)	4,435,000	4,424,543
Citigroup, Inc.
(SOFR + 0.87%), 4.79%, 3/4/2029 (e)	16,980,000	17,058,482
(SOFR + 1.46%), 4.95%, 5/7/2031 (e)	7,170,000	7,217,355
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (e)	10,000,000	10,100,451
HSBC Holdings plc (United Kingdom)
(SOFR + 0.99%), 4.40%, 3/10/2030 (e)	8,760,000	8,683,427
(SOFR + 0.94%), 4.71%, 5/12/2030 (e)	5,240,000	5,229,101
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (e)	10,000,000	10,055,400
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.59%, 4/18/2030 (e)	4,170,000	4,162,475
Morgan Stanley Bank NA (SOFRINDX + 0.97%), 4.79%, 5/10/2030 (e)	8,960,000	8,985,399
Morgan Stanley Private Bank NA (SOFR + 0.76%), 4.21%, 2/8/2030 (e)	15,425,000	15,255,341
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	10,000,000	10,217,397

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	4,405,000	4,366,925
Societe Generale SA (France) (SOFR + 1.10%), 4.45%, 4/12/2030 (a) (e)	7,565,000	7,481,289
Wells Fargo & Co. (SOFR + 0.88%), 4.08%, 9/15/2029 (e)	12,460,000	12,321,258
		198,419,232
Capital Markets — 1.7%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 4.85%, 1/10/2029 (e)	5,000,000	5,020,422
Goldman Sachs Group, Inc. (The)
(SOFR + 0.90%), 4.15%, 10/21/2029 (e)	10,345,000	10,220,836
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	7,210,000	7,276,980
(SOFR + 1.08%), 4.72%, 1/28/2031 (e)	5,000,000	5,021,073
Morgan Stanley
(SOFR + 1.45%), 5.17%, 1/16/2030 (e)	10,000,000	10,122,317
(SOFR + 1.51%), 5.19%, 4/17/2031 (e)	6,610,000	6,707,680
UBS Group AG (Switzerland)
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (e)	13,490,000	13,321,230
(SOFR + 0.84%), 4.21%, 4/10/2030 (a) (e)	8,610,000	8,483,435
		66,173,973
Consumer Finance — 0.5%
Avolon Holdings Funding Ltd. (Ireland)
4.90%, 10/10/2030 (a)	3,750,000	3,722,063
4.70%, 1/30/2031 (a)	6,015,000	5,906,098
Capital One Financial Corp. (SOFR + 1.25%), 4.49%, 9/11/2031 (e)	10,000,000	9,830,616
		19,458,777
Electric Utilities — 0.2%
ENEL Finance International NV (Italy) 4.13%, 9/30/2028 (a)	2,775,000	2,746,289
FirstEnergy Transmission LLC 4.55%, 1/15/2030	4,000,000	3,985,898
		6,732,187
Financial Services — 1.0%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	3,329,574	3,325,412
Equitable America Global Funding 4.95%, 6/9/2030 (a)	6,865,000	6,879,545
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	4,876,620	4,998,536
Nationwide Building Society (United Kingdom)
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (e)	10,000,000	10,009,011
5.13%, 7/29/2029 (a)	10,000,000	10,156,099
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,730,049	1,730,049
		37,098,652
Insurance — 0.6%
CNO Global Funding 4.38%, 9/8/2028 (a)	8,920,000	8,838,071
F&G Global Funding 4.65%, 9/8/2028 (a)	5,705,000	5,639,731
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	10,000,000	9,979,488
		24,457,290
Semiconductors & Semiconductor Equipment — 0.1%
Marvell Technology, Inc. 4.75%, 7/15/2030	4,110,000	4,122,939

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.3%
Oracle Corp. 4.95%, 2/4/2031	10,000,000	9,833,458
Total Corporate Bonds (Cost $367,968,941)		366,296,508
Commercial Mortgage-Backed Securities — 5.8%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	939,974	888,275
ARES Trust Series 2025-IND3, Class A, 5.13%, 4/15/2042 (a) (b)	5,000,000	5,003,125
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	1,827,753	1,816,403
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.22%, 8/25/2035 (a) (b)	243,498	237,458
Series 2005-2A, Class M1, 4.34%, 8/25/2035 (a) (b)	48,632	47,241
Series 2007-3, Class A2, 4.13%, 7/25/2037 (a) (b)	236,184	225,090
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	883,802	840,135
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AK77, 1.33%, 5/27/2051 ‡ (a) (b)	5,000,000	4,645,680
Series 2025-FRR6, Class A, 1.22%, 11/27/2051 ‡ (a) (b)	5,187,000	4,649,424
Series 2026-FRR7, Class AK97, 1.82%, 7/27/2052 ‡ (a) (b)	6,897,000	6,221,446
Series 2026-FRR8, Class A124, 1.66%, 12/27/2053 ‡ (a) (b)	5,000,000	4,271,165
Series 2026-FRR8, Class A129, 1.66%, 4/27/2054 ‡ (a) (b)	3,344,000	2,826,560
BX Series 2024-PALM, Class A, 5.17%, 6/15/2037 (a) (b)	4,105,365	4,106,645
BX Trust Series 2021-BXMF, Class A, 4.38%, 10/15/2026 (a) (b)	5,729,806	5,728,015
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b)	942,200	937,173
CSMC OA LLC Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	5,000,000	4,625,366
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (a) (b)	3,400,000	3,318,875
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.15%, 8/27/2049 ‡ (a) (b)	10,000,000	9,883,816
Series 2025-FRR1, Class BK57, 1.18%, 8/27/2049 ‡ (a) (b)	6,000,000	5,923,349
ELP Commercial Mortgage Trust Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (b)	3,000,000	2,964,449
FHLMC Series 2025-MN11, Class M1, 5.26%, 7/25/2045 (a) (b)	7,579,544	7,569,346
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.36%, 11/25/2045 (a) (b)	7,129,670	7,135,185
Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (b)	32,684	32,644
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 5.73%, 10/25/2047 (b)	559,503	559,211
Series Q013, Class APT1, 5.98%, 5/25/2050 (b)	743,485	743,257
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.70%, 7/25/2026 (a) (b)	2,000,000	1,991,970
Series 2018-K82, Class C, 4.13%, 9/25/2028 (a) (b)	3,000,000	2,934,977
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (b)	2,000,000	1,972,923
Series 2017-K70, Class C, 3.81%, 12/25/2049 (a) (b)	1,750,000	1,719,356
Series 2017-K64, Class B, 4.00%, 5/25/2050 (a) (b)	5,000,000	4,961,335
Series 2017-K64, Class C, 4.00%, 5/25/2050 (a) (b)	3,285,000	3,255,464
Series 2019-K89, Class C, 4.29%, 1/25/2051 (a) (b)	10,000,000	9,772,778
Series 2019-K97, Class C, 3.77%, 9/25/2051 (a) (b)	7,845,000	7,491,369
Series 2018-K81, Class C, 4.17%, 9/25/2051 (a) (b)	10,682,000	10,442,689
Series 2018-K83, Class C, 4.28%, 11/25/2051 (a) (b)	7,000,000	6,859,456
Series 2020-K104, Class B, 3.53%, 2/25/2052 (a) (b)	1,000,000	952,722
Series 2019-K93, Class C, 4.12%, 5/25/2052 (a) (b)	7,000,000	6,792,152
Series 2019-K92, Class C, 4.20%, 5/25/2052 (a) (b)	8,583,000	8,349,888

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (b)	1,000,000	964,824
Series 2019-K100, Class B, 3.50%, 11/25/2052 (a) (b)	4,688,000	4,459,492
Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (b)	3,000,000	2,824,056
Series 2019-K96, Class B, 3.81%, 8/25/2056 (a) (b)	6,000,000	5,797,608
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A, 5.15%, 5/15/2043 (a) (b)	1,505,000	1,505,559
NXPA Re-REMIC Trust Series 2026-FRR1, Class A, PO, 12/27/2049 (a)	8,780,000	8,457,124
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	929,280	929,219
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,621,724
PRM7 Trust Series 2025-PRM7, Class A, 4.36%, 11/10/2042 (a) (b)	5,855,000	5,710,712
RFM Re-REMIC Trust Series 2022-FRR1, Class AB60, 2.31%, 11/8/2049 ‡ (a) (b)	6,500,000	6,387,426
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,413,506
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/27/2040 (a)	3,652,767	3,619,050
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.02%, 5/15/2039 (a) (b)	5,000,000	5,006,250
SMR Mortgage Trust Series 2022-IND, Class A, 5.28%, 2/15/2039 (a) (b)	7,283,080	7,270,682
SMRT Series 2022-MINI, Class A, 4.63%, 1/15/2039 (a) (b)	5,000,000	4,998,438
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.40%, 11/15/2036 (a) (b)	2,300,000	2,297,141
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (a) (b)	1,175,000	1,190,888
Total Commercial Mortgage-Backed Securities (Cost $221,286,035)		221,150,111
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (f) (g) (Cost $48,664,351)	48,660,489	48,670,221
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.58%, 7/2/2026 (h) (i) (Cost $7,055,508)	7,077,000	7,054,970
Total Short-Term Investments (Cost $55,719,859)		55,725,191
Total Investments — 99.8% (Cost $3,834,480,730)		3,820,868,771
Other Assets in Excess of Liabilities — 0.2%		7,087,135
NET ASSETS — 100.0%		3,827,955,906

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.
(h)	The rate shown is the effective yield as of May 31, 2026.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	6,254	09/30/2026	USD	1,292,232,750	2,310,052
Short Contracts
U.S. Treasury 10 Year Note	(414)	09/21/2026	USD	(45,494,719)	(424,249)
U.S. Treasury 10 Year Ultra Note	(471)	09/21/2026	USD	(52,847,672)	(751,419)
U.S. Treasury Long Bond	(201)	09/21/2026	USD	(22,593,656)	(460,246)
U.S. Treasury 5 Year Note	(2,635)	09/30/2026	USD	(282,665,509)	(1,729,263)
(3,365,177)
(1,055,125)

Abbreviations
USD	United States Dollar

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,626,922,173	$18,438,529	$1,645,360,702
Collateralized Mortgage Obligations	—	626,180,824	4,217,455	630,398,279
Commercial Mortgage-Backed Securities	—	176,341,245	44,808,866	221,150,111
Corporate Bonds
Banks	—	198,419,232	—	198,419,232
Capital Markets	—	66,173,973	—	66,173,973
Consumer Finance	—	19,458,777	—	19,458,777
Electric Utilities	—	6,732,187	—	6,732,187
Financial Services	—	27,044,655	10,053,997	37,098,652
Insurance	—	24,457,290	—	24,457,290
Semiconductors & Semiconductor Equipment	—	4,122,939	—	4,122,939
Software	—	9,833,458	—	9,833,458
Total Corporate Bonds	—	356,242,511	10,053,997	366,296,508
Mortgage-Backed Securities	—	522,817,637	—	522,817,637
U.S. Treasury Obligations	—	379,120,343	—	379,120,343
Short-Term Investments
Investment Companies	48,670,221	—	—	48,670,221
U.S. Treasury Obligations	—	7,054,970	—	7,054,970
Total Short-Term Investments	48,670,221	7,054,970	—	55,725,191
Total Investments in Securities	$48,670,221	$3,694,679,703	$77,518,847	$3,820,868,771
Appreciation in Other Financial Instruments
Futures Contracts	$2,310,052	$—	$—	$2,310,052
Depreciation in Other Financial Instruments
Futures Contracts	$(3,365,177)	$—	$—	$(3,365,177)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,055,125)	$—	$—	$(1,055,125)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$16,815,259	$5	$(189,368)	$1,517	$6,000,091	$(725,337)	$—	$(3,463,638)	$18,438,529
Collateralized Mortgage Obligations	9,134,993	—	(47,486)	1,340	—	(211,952)	—	(4,659,440)	4,217,455
Commercial Mortgage-Backed Securities	37,657,571	—	160,515	27,371	6,963,409	—	—	—	44,808,866
Corporate Bonds	8,182,521	—	9,353	(2,335)	2,434,541	(570,083)	—	—	10,053,997
Total	$71,790,344	$5	$(66,986)	$27,893	$15,398,041	$(1,507,372)	$—	$(8,123,078)	$77,518,847

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(66,986).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$10,994,460	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.31% - 5.89% (5.54%)

Asset-Backed Securities	10,994,460
	4,217,455	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (81.50%)
			Yield (Discount Rate of Cash Flows)	5.04% - 5.57% (5.30%)

Collateralized Mortgage Obligations	4,217,455
	6,387,426	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.71% (5.71%)

Commercial Mortgage-Backed Securities	6,387,426
Total	$21,599,341

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $55,919,506. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$154,711,368	$463,248,243	$569,270,594	$(13,986)	$(4,810)	$48,670,221	48,660,489	$585,737	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.